CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of accounting judgements and estimates [Abstract]
Disclosure of Detailed Information about Allowance For Expected Credit Losses

Key judgements:	Determining an appropriate definition of default against which a probability of default, exposure at default and loss given default parameter can be evaluated
The appropriate lifetime of an exposure to credit risk for the assessment of lifetime losses, notably on revolving products
Establishing the criteria for a significant increase in credit risk
The use of management judgement alongside impairment modelling processes to adjust inputs, parameters and outputs to reflect risks not captured by models
Key estimates:
Base case and Multiple Economic Scenarios (MES) assumptions, including the rate of unemployment and the rate of change of house prices, required for creation of MES scenarios and forward looking credit parameters

Disclosure of Detailed Information about Significant Increase in Credit Risk

SICR Triggers for key Retail portfolios
Origination grade	1	2	3	4	5	6	7
Mortgages SICR grade	5	5	6	7	8	9	10
Credit cards SICR grade	4	5	6	7	8	9	10
Loans and overdrafts SICR grade	5	6	7	8	9	10	11

RMS grade	1	2	3	4	5	6	7	8	9	10	11	12	13	14
PD boundary %	0.10	0.40	0.80	1.20	2.50	4.50	7.50	10.00	14.00	20.00	30.00	45.00	99.99	100.00

Disclosure of Detailed Information about Total Impact on ECL per Scenario

	First quarter 2020	Second quarter 2020	Third quarter 2020	Fourth quarter 2020	First quarter 2021	Second quarter 2021	Third quarter 2021	Fourth quarter 2021
Base case	%	%	%	%	%	%	%	%
Gross domestic product	(3.0)	(18.8)	16.0	(1.9)	(3.8)	5.6	3.6	1.5
UK Bank Rate	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Unemployment rate	4.0	4.1	4.8	5.0	5.2	6.5	8.0	7.5
House price growth	2.8	2.6	7.2	5.9	5.5	4.7	(1.6)	(3.8)
Commercial real estate price growth	(5.0)	(7.8)	(7.8)	(7.0)	(6.1)	(2.9)	(2.2)	(1.7)
1Gross domestic product presented quarter on quarter, house price growth and commercial real estate growth presented year on year - i.e. from the equivalent quarter the previous year. Bank Rate is presented end quarter.

	2020	2021	2022	2023	2024
	%	%	%	%	%
Upside
Gross domestic product	(10.5)	3.7	5.7	1.7	1.5
UK Bank Rate	0.10	1.14	1.27	1.20	1.21
Unemployment rate	4.3	5.4	5.4	5.0	4.5
House price growth	6.3	(1.4)	5.2	6.0	5.0
Commercial real estate price growth	(4.6)	9.3	3.9	2.1	0.3
Base case
Gross domestic product	(10.5)	3.0	6.0	1.7	1.4
UK Bank Rate	0.10	0.10	0.10	0.21	0.25
Unemployment rate	4.5	6.8	6.8	6.1	5.5
House price growth	5.9	(3.8)	0.5	1.5	1.5
Commercial real estate price growth	(7.0)	(1.7)	1.6	1.1	0.6
Downside
Gross domestic product	(10.6)	1.7	5.1	1.4	1.4
UK Bank Rate	0.10	0.06	0.02	0.02	0.03
Unemployment rate	4.6	7.9	8.4	7.8	7.0
House price growth	5.6	(8.4)	(6.5)	(4.7)	(3.0)
Commercial real estate price growth	(8.7)	(10.6)	(3.2)	(0.8)	(0.8)
Severe downside
Gross domestic product	(10.8)	0.3	4.8	1.3	1.2
UK Bank Rate	0.10	0.00	0.00	0.01	0.01
Unemployment rate	4.8	9.9	10.7	9.8	8.7
House price growth	5.3	(11.1)	(12.5)	(10.7)	(7.6)
Commercial real estate price growth	(11.0)	(21.4)	(9.8)	(3.9)	(0.8)

Disclosure of Detailed Information about Economic Assumptions

	At 31 December 2020				At 31 December 2019
	Upside	Base case	Downside	Severe downside	Upside	Base case	Downside	Severe downside
	%	%	%	%	%	%	%	%
Gross domestic product	0.3	0.1	(0.4)	(0.8)	1.6	1.3	1.0	0.3
UK Bank Rate	0.98	0.15	0.05	0.02	1.87	1.15	0.51	0.17
Unemployment rate	5.0	5.9	7.1	8.8	3.9	4.3	5.5	6.7
House price growth	4.2	1.1	(3.5)	(7.5)	5.1	1.4	(2.5)	(7.0)
Commercial real estate price growth	2.1	(1.1)	(4.9)	(9.7)	1.6	(0.3)	(3.9)	(7.3)
Economic assumptions - start to peak

	At 31 December 2020				At 31 December 2019
	Upside	Base case	Downside	Severe downside	Upside	Base case	Downside	Severe downside
	%	%	%	%	%	%	%	%
Gross domestic product	1.4	0.8	(1.7)	(3.0)	8.4	6.6	5.5	1.8
UK Bank Rate	1.44	0.25	0.10	0.10	2.56	1.75	0.75	0.75
Unemployment rate	6.5	8.0	9.3	11.5	4.4	4.6	6.9	8.3
House price growth	22.6	5.9	5.6	5.3	28.3	7.1	2.7	2.7
Commercial real estate price growth	11.0	(2.7)	(2.7)	(2.7)	8.8	(0.8)	(0.8)	(0.8)
Economic assumptions - start to trough

	At 31 December 2020				At 31 December 2019
	Upside	Base case	Downside	Severe downside	Upside	Base case	Downside	Severe downside
	%	%	%	%	%	%	%	%
Gross domestic product	(21.2)	(21.2)	(21.2)	(21.2)	0.3	0.3	0.3	(2.4)
UK Bank Rate	0.10	0.10	0.01	0.00	0.75	0.75	0.35	0.01
Unemployment rate	4.0	4.0	4.0	4.0	3.4	3.8	3.8	3.8
House price growth	(0.5)	(0.5)	(16.4)	(32.4)	1.5	0.0	(12.0)	(30.3)
Commercial real estate price growth	(6.9)	(9.0)	(22.2)	(39.9)	(1.4)	(2.3)	(17.9)	(31.4)

Disclosure of Detailed Information about ECL Sensitivity to Economic Assumptions

	At 31 December 2020			At 31 December 2019
	Base case	Probability- weighted	Difference	Base case	Probability- weighted	Difference
Impact of multiple economic scenarios	£m	£m	£m	£m	£m	£m
UK mortgages	804	1,027	223	464	569	105
Other Retail	2,310	2,368	58	1,492	1,521	29
Commercial Banking	2,177	2,402	225	1,258	1,315	57
Other	450	450	—	50	50	—
ECL allowance	5,741	6,247	506	3,264	3,455	191

	At 31 December 2020					At 31 December 2019
	Probability- weighted	Upside	Base case	Downside	Severe downside	Probability- weighted	Upside	Base case	Downside	Severe downside
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
UK mortgages	1,027	614	804	1,237	2,306	569	317	464	653	1,389
Other Retail	2,368	2,181	2,310	2,487	2,745	1,521	1,443	1,492	1,564	1,712
Commercial Banking	2,402	1,910	2,177	2,681	3,718	1,315	1,211	1,258	1,382	1,597
Other	450	448	450	450	456	50	50	50	50	50
ECL allowance	6,247	5,153	5,741	6,855	9,225	3,455	3,021	3,264	3,649	4,748

	At 31 December 2020				At 31 December 2019
	Upside	Base case	Downside	Severe downside	Upside	Base case	Downside	Severe downside
	£m	£m	£m	£m	£m	£m	£m	£m
UK mortgages	602	797	1,269	2,578	311	461	670	1,667
Other Retail	2,154	2,299	2,509	2,819	1,435	1,486	1,570	1,740
Commercial Banking	1,892	2,157	2,738	4,155	1,206	1,254	1,387	1,625
Other	448	449	450	457	49	50	50	51
ECL allowance	5,096	5,702	6,966	10,009	3,001	3,251	3,677	5,083
The table below shows the percentage of assets that would be recorded in Stage 2 for the upside, base case, downside and severe downside scenarios, if stage allocation was based on each specific scenario. Given additional data has been generated to support this new disclosure the prior year comparatives are not available.

	At 31 December 2020				At 31 December 2019
	Upside	Base case	Downside	Severe downside	Upside	Base case	Downside	Severe downside
	%	%	%	%	%	%	%	%
UK mortgages	6.9	8.9	11.8	16.7
Other Retail	12.6	13.5	15.2	17.9
Commercial Banking	8.2	10.9	17.5	24.9
Other	—	—	—	—
Percentage of assets in Stage 2	7.0	8.7	11.8	16.4

	At 31 December 2020		At 31 December 2019
	10pp increase in HPI	10pp decrease in HPI	10pp increase in HPI	10pp decrease in HPI
ECL impact, £m	(206)	284	(110)	147

	At 31 December 2020		At 31 December 2019
	1pp increase in unemployment	1pp decrease in unemployment	1pp increase in unemployment	1pp decrease in unemployment
	£m	£m	£m	£m
UK mortgages	25	(23)	33	(34)
Other Retail	54	(54)	39	(54)
Commercial Banking	125	(112)	68	(54)
Other	1	(1)	1	(1)
ECL impact	205	(190)	141	(143)

Disclosure of Detailed Information about Application of Judgement in Adjustments to Modelled ECL

	Modelled ECL	Individually assessed	Judgements due to COVID-19[1]	Other judgements	Total ECL
	£m	£m	£m	£m	£m
At 31 December 2020
UK Mortgages	481	—	36	510	1,027
Other Retail	2,060	—	321	(13)	2,368
Commercial Banking	1,051	1,222	131	(2)	2,402
Other	50	—	400	—	450
Total	3,642	1,222	888	495	6,247
At 31 December 2019
UK Mortgages	386	—	—	183	569
Other Retail	1,531	—	—	(10)	1,521
Commercial Banking	445	890	—	(20)	1,315
Other	50	—	—	—	50
Total	2,412	890	—	153	3,455
1Judgements introduced in 2020 due to the impact that COVID-19 and resulting interventions have had on the Group’s economic outlook and observed loss experience, which have required additional model limitations to be addressed.

Disclosure of Detailed Information about Valuation of Assets and Liabilities Arising from Insurance Business

Key judgements:	Future economic and operating conditions
Key estimates:	Investment returns
Future mortality rates
Future expenses

Disclosure of Detailed Information about Defined Benefit Pension Scheme Obligations

Key estimates:	Discount rate applied to future cash flows
Expected lifetime of the schemes' members

Disclosure of Detailed Information about Recoverability of Deferred Tax Assets and Uncertain Tax Positions

Key judgements:	Assessing the likely level of future taxable profits taking into account the Group’s long-term financial and strategic plans
Interpreting tax rules on the Group’s open tax matters

Disclosure of Detailed Information about Regulatory Positions

Key judgements:	Determining the scope of reviews required by regulators
The impact of legal decisions that may be relevant to claims received
Key estimates:	The number of future complaints
The proportion of complaints that will be upheld
The average cost of redress

Disclosure Of Detailed Information About Fair Value Of Financial Instruments Explanation

Key estimates:	Interest rate spreads, earning multiples and interest rate volatility

Disclosure of Detailed Information about Recoverability of Goodwill and Other Intangible Assets

Key judgements:	Assessing future trading conditions that could affect the Group’s business operations
Assessing whether certain of the Group’s purchased brands have an indefinite life
Key estimates:	The value-in-use calculations require management to estimate future cash flows, appropriate discount rates for those cash flows and long-term sustainable growth rates
Estimated useful life of internally generated capitalised software